LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities

b.The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2020	December 31, 2019
Assets:

Operating lease assets	Operating lease right-of-use assets	123,928	72,047

Total lease assets		123,928	72,047

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	18,854	11,330
Long-term lease liabilities	Long-term lease liabilities	112,719	64,638

Total lease liabilities		131,573	75,968

Lease term and discount rate:	December 31, 2020	December 31, 2019

Weighted-average remaining lease term — operating leases	8.99 years	9.21 years
Weighted-average discount rate — operating leases	4.03%	3.51%

F - 45

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 10:-LEASES (Cont.)

Schedule of Components of Operating Lease Cost

c.The components of operating lease cost for the year ended December 31, 2020 were as follows:

	December 31, 2020	December 31, 2019
Operating lease cost:

Operating lease expense	$16,388	$14,540
Variable lease expense	4,126	2,774
Short-term lease expense	158	2,787
Sublease income	(776)	(673)

Total operating lease cost	$19,896	$19,428

Schedule of Operating Lease Liabilities

d.The maturity of the Company’s operating lease liabilities for contracts with lease term greater than one year as of December 31, 2020 are as follows:

December 31,
2021	$22,791
2022	20,864
2023	17,103
2024	14,781
2025	13,399
2026 and thereafter	64,496

Total future lease payments (1, 2)	153,434
Less imputed interest	(21,861)

Total	$131,573

(1)	Total lease payments have not been reduced by sublease rental payments of approximately $1,850 due in the future under non-cancelable subleases.

(2)

As of December 31, 2020, the Company has additional operating lease payments, not included in the table above, that have not yet commenced of approximately $3,700. These operating leases will commence during 2021 with lease terms of 5 to 15 years.

Schedule of Supplemental Cash Flow Information

f.The following table presents supplemental cash flow information related to the lease costs for operating leases:

	December 31, 2020	December 31, 2019
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$16,100	$14,432

Right-of-use assets obtained in exchange for new operating lease liabilities:

Operating leases	$64,901	$82,185